united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-21872

Mutual Fund Series Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

CT CORPORATION SYSTEM
1300 EAST NINTH STREET, CLEVELAND, OH 44114
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	9/30

Date of reporting period:	9/30/2025

Item 1. Reports to Stockholders.

(a)

JAG Large Cap Growth Fund

Class A (JLGAX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$163	1.50%

How did the Fund perform during the reporting period?

During the Fiscal Year ending September 30, 2025, the JAG Large Cap Growth Fund's (JLGIX) performance was primarily influenced by three key factors:

• Within the Communication Services sector, poor security selection and our overweight sector stance resulted in -210 bps of total attribution effects.

• Although holdings in the Information Technology sector generated positive absolute returns, poor security selection and our underweight sector stance resulted in c. -200bps of total attribution effects.

• The benchmark’s top holdings and biggest performance contributors were mega cap Technology and adjacent companies. Given historically high index concentration in such a small group of companies, the Fund’s broader diversification represented a headwind to relative returns.

Our investment team employs a bottom-up stock selection strategy, focused on investing in companies that we believe have strong fundamentals and sustainable competitive advantages. We maintained a focused portfolio of 30-40 securities, aligning with our long-standing "best ideas" approach to equity investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

JAG Large Cap Growth Fund - with load
Russell 1000® Growth Index
S&P 500® Index
$60,000
$45,000
$30,000
$15,000
$0
$56,188
$41,530
$39,258
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	JAG Large Cap Growth Fund - with load	Russell 1000® Growth Index	S&P 500® Index
Sep-2015	$9,424	$10,000	$10,000
Sep-2016	$10,570	$11,376	$11,543
Sep-2017	$13,282	$13,872	$13,691
Sep-2018	$16,758	$17,520	$16,143
Sep-2019	$15,795	$18,169	$16,830
Sep-2020	$20,819	$24,989	$19,380
Sep-2021	$25,809	$31,815	$25,194
Sep-2022	$18,140	$24,628	$21,296
Sep-2023	$22,852	$31,455	$25,900
Sep-2024	$33,386	$44,726	$35,315
Sep-2025	$39,258	$56,188	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
JAG Large Cap Growth Fund - Class A
Without Load	17.59%	13.53%	15.34%
With Load	10.81%	12.19%	14.66%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,443,553
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$180,561
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
41.9%
Communications
32.1%
Consumer Discretionary
13.8%
Health Care
5.1%
Consumer Staples
2.6%
Financials
1.5%
Money Market Funds
1.1%
Industrials
1.1%
Utilities
0.9%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Industrials	1.1%
Money Market Funds	1.1%
Financials	1.5%
Consumer Staples	2.6%
Health Care	5.1%
Consumer Discretionary	13.8%
Communications	32.1%
Technology	41.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	8.4%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	5.4%
NVIDIA Corporation	4.9%
Uber Technologies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.6%
Apple, Inc.	4.6%
Broadcom, Inc.	4.3%
Tesla, Inc.	4.1%
Amazon.com, Inc.	4.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

JAG Large Cap Growth Fund - Class A (JLGAX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jagcapitalfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-JLGAX

JAG Large Cap Growth Fund

Class I (JLGIX )

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$136	1.25%

How did the Fund perform during the reporting period?

During the Fiscal Year ending September 30, 2025, the JAG Large Cap Growth Fund's (JLGIX) performance was primarily influenced by three key factors:

• Within the Communication Services sector, poor security selection and our overweight sector stance resulted in -210 bps of total attribution effects.

• Although holdings in the Information Technology sector generated positive absolute returns, poor security selection and our underweight sector stance resulted in c. -200bps of total attribution effects.

• The benchmark’s top holdings and biggest performance contributors were mega cap Technology and adjacent companies. Given historically high index concentration in such a small group of companies, the Fund’s broader diversification represented a headwind to relative returns.

Our investment team employs a bottom-up stock selection strategy, focused on investing in companies that we believe have strong fundamentals and sustainable competitive advantages. We maintained a focused portfolio of 30-40 securities, aligning with our long-standing "best ideas" approach to equity investing.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

JAG Large Cap Growth Fund
Russell 1000® Growth Index
S&P 500® Index
$60,000
$45,000
$30,000
$15,000
$0
$56,188
$42,701
$41,530
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	JAG Large Cap Growth Fund	Russell 1000® Growth Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$11,245	$11,376	$11,543
Sep-2017	$14,158	$13,872	$13,691
Sep-2018	$17,914	$17,520	$16,143
Sep-2019	$16,927	$18,169	$16,830
Sep-2020	$22,370	$24,989	$19,380
Sep-2021	$27,805	$31,815	$25,194
Sep-2022	$19,596	$24,628	$21,296
Sep-2023	$24,732	$31,455	$25,900
Sep-2024	$36,222	$44,726	$35,315
Sep-2025	$42,701	$56,188	$41,530

Average Annual Total Returns

	1 Year	5 Years	10 Years
JAG Large Cap Growth Fund	17.89%	13.80%	15.62%
Russell 1000® Growth Index	25.63%	17.59%	18.84%
S&P 500® Index	17.60%	16.47%	15.30%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,443,553
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$180,561
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Industrials	1.1%
Money Market Funds	1.1%
Financials	1.5%
Consumer Staples	2.6%
Health Care	5.1%
Consumer Discretionary	13.8%
Communications	32.1%
Technology	41.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	8.4%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	5.4%
NVIDIA Corporation	4.9%
Uber Technologies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.6%
Apple, Inc.	4.6%
Broadcom, Inc.	4.3%
Tesla, Inc.	4.1%
Amazon.com, Inc.	4.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

JAG Large Cap Growth Fund - Class I (JLGIX )

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jagcapitalfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-JLGIX

JAG Large Cap Growth Fund

Class R (JGRRX)

Annual Shareholder Report - September 30, 2025

Fund Overview

This annual shareholder report contains important information about JAG Large Cap Growth Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://www.jagcapitalfunds.com/. You can also request this information by contacting us at (855) 552-4596.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$98	0.90%

How did the Fund perform during the reporting period?

During the Fiscal Year ending September 30, 2025, the JAG Large Cap Growth Fund's (JLGIX) performance was primarily influenced by three key factors:

• Within the Communication Services sector, poor security selection and our overweight sector stance resulted in -210 bps of total attribution effects.

• Although holdings in the Information Technology sector generated positive absolute returns, poor security selection and our underweight sector stance resulted in c. -200bps of total attribution effects.

• The benchmark’s top holdings and biggest performance contributors were mega cap Technology and adjacent companies. Given historically high index concentration in such a small group of companies, the Fund’s broader diversification represented a headwind to relative returns.

Our investment team employs a bottom-up stock selection strategy, focused on investing in companies that we believe have strong fundamentals and sustainable competitive advantages. We maintained a focused portfolio of 30-40 securities, aligning with our long-standing "best ideas" approach to equity investing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

JAG Large Cap Growth Fund
Russell 1000® Growth Index
S&P 500® Index
$30,000
$20,000
$10,000
$0
$27,024
$23,319
$22,470
Feb-2020
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025

	JAG Large Cap Growth Fund	Russell 1000® Growth Index	S&P 500® Index
Feb-2020	$10,000	$10,000	$10,000
Sep-2020	$12,006	$12,018	$10,485
Sep-2021	$14,971	$15,301	$13,631
Sep-2022	$10,588	$11,845	$11,522
Sep-2023	$13,418	$15,128	$14,013
Sep-2024	$19,718	$21,511	$19,107
Sep-2025	$23,319	$27,024	$22,470

Average Annual Total Returns

	1 Year	5 Years	Since Inception (February 3, 2020)
JAG Large Cap Growth Fund	18.26%	14.20%	16.14%
Russell 1000® Growth Index	25.63%	17.59%	19.21%
S&P 500® Index	17.60%	16.47%	15.38%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$49,443,553
Number of Portfolio Holdings	33
Advisory Fee (net of waivers)	$180,561
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.9%
Money Market Funds	1.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Utilities	0.9%
Industrials	1.1%
Money Market Funds	1.1%
Financials	1.5%
Consumer Staples	2.6%
Health Care	5.1%
Consumer Discretionary	13.8%
Communications	32.1%
Technology	41.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Meta Platforms, Inc., Class A	8.4%
Microsoft Corporation	7.8%
Alphabet, Inc., Class A	5.4%
NVIDIA Corporation	4.9%
Uber Technologies, Inc.	4.8%
Take-Two Interactive Software, Inc.	4.6%
Apple, Inc.	4.6%
Broadcom, Inc.	4.3%
Tesla, Inc.	4.1%
Amazon.com, Inc.	4.0%

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.

JAG Large Cap Growth Fund - Class R (JGRRX)

Annual Shareholder Report - September 30, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.jagcapitalfunds.com/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 093025-JGRRX

(b)       Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	N/A

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	N/A

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2025 $ 13,600
2024 $ 13,600

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2025 $ 3,000
2024 $ 3,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended September 30, 2025 and 2024 respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended September 30, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Annual
Financial Statements and
Additional Information

JAG Large Cap Growth Fund

September 30, 2025

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
September 30, 2025

Shares		Fair Value
	COMMON STOCKS — 99.0%
	AUTOMOTIVE - 4.1%
4,504	Tesla, Inc.(a)	$2,003,019

	BIOTECH & PHARMA - 1.1%
707	Eli Lilly & Company	539,441

	E-COMMERCE DISCRETIONARY - 5.5%
9,042	Amazon.com, Inc.(a)	1,985,352
8,047	eBay, Inc.	731,875
		2,717,227
	ELECTRIC UTILITIES - 0.9%
2,248	Vistra Corporation	440,428

	ELECTRICAL EQUIPMENT - 1.0%
3,410	Vertiv Holdings Company	514,433

	ENTERTAINMENT CONTENT - 4.6%
8,888	Take-Two Interactive Software, Inc.(a)	2,296,304

	INSTITUTIONAL FINANCIAL SERVICES - 1.5%
952	Goldman Sachs Group, Inc. (The)	758,125

	INTERNET MEDIA & SERVICES - 27.5%
10,905	Alphabet, Inc., Class A	2,651,006
121	Booking Holdings, Inc.	653,312
5,677	Meta Platforms, Inc., Class A	4,169,074
1,501	Netflix, Inc.(a)	1,799,579
2,813	Spotify Technology S.A.(a)	1,963,474
23,999	Uber Technologies, Inc.(a)	2,351,182
		13,587,627
	LEISURE FACILITIES & SERVICES - 1.6%
3,968	TKO Group Holdings, Inc.	801,377

	LEISURE PRODUCTS - 2.6%
1,780	Axon Enterprise, Inc.(a)	1,277,399

See accompanying notes which are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	COMMON STOCKS – 99.0% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.0%
10,948	Boston Scientific Corporation(a)	$1,068,854
5,653	Natera, Inc.(a)	909,963
		1,978,817
	RETAIL - CONSUMER STAPLES - 2.6%
1,407	Costco Wholesale Corporation	1,302,361

	SEMICONDUCTORS - 20.3%
10,679	Advanced Micro Devices, Inc.(a)	1,727,755
892	ASML Holding N.V. - ADR	863,536
6,512	Broadcom, Inc.	2,148,374
10,898	Micron Technology, Inc.	1,823,453
13,064	NVIDIA Corporation	2,437,482
3,624	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	1,012,147
		10,012,747
	SOFTWARE - 9.9%
7,419	Microsoft Corporation	3,842,671
5,740	Palantir Technologies, Inc., Class A(a)	1,047,091
		4,889,762
	TECHNOLOGY HARDWARE - 7.7%
8,863	Apple, Inc.	2,256,786
11,049	Cisco Systems, Inc.	755,973
1,729	Motorola Solutions, Inc.	790,654
		3,803,413
	TECHNOLOGY SERVICES - 4.1%
2,633	Mastercard, Inc., Class A	1,497,677
14,275	Toast, Inc., Class A(a)	521,180
		2,018,857

	TOTAL COMMON STOCKS (Cost $33,587,737)	48,941,337

See accompanying notes which are an integral part of these financial statements.

JAG LARGE CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)
September 30, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 1.1%
	MONEY MARKET FUNDS - 1.1%
535,580	First American Treasury Obligations Fund, Class Z, 3.98% (Cost $535,580)(b)	$535,580

	TOTAL INVESTMENTS - 100.1% (Cost $34,123,317)	$49,476,917
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(33,364)
	NET ASSETS - 100.0%	$49,443,553

ADR	- American Depositary Receipt

Ltd	- Limited Company

N.V.	- Naamioze Vennootschap

S.A.	- Société Anonyme

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of September 30, 2025.

See accompanying notes which are an integral part of these financial statements.

JAG Large Cap Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2025

ASSETS
Investment securities:
At cost	$34,123,317
At fair value	$49,476,917
Dividends and interest receivable	6,620
Prepaid expenses	8,355
TOTAL ASSETS	49,491,892

LIABILITIES
Investment advisory fees payable	7,241
Distribution (12b-1) fees payable	2
Payable to related parties	17,656
Accrued expenses and other liabilities	23,440
TOTAL LIABILITIES	48,339
NET ASSETS	$49,443,553

Composition of Net Assets:
Paid in capital	$26,176,152
Accumulated earnings	23,267,401
NET ASSETS	$49,443,553

Net Asset Value Per Share:
Class A Shares:
Net Assets	$201,062
Shares of beneficial interest outstanding (a)	9,218
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (b)	$21.81
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$23.14

Class I Shares:
Net Assets	$19,660,665
Shares of beneficial interest outstanding (a)	840,100
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$23.40

Class R Shares:
Net Assets	$29,581,826
Shares of beneficial interest outstanding (a)	1,231,394
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$24.02

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

(b)	Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge but may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENT OF OPERATIONS
For the Year Ended September 30, 2025

INVESTMENT INCOME
Dividends	$178,476
Interest	2,043
Less: Foreign withholding taxes	(3,790)
TOTAL INVESTMENT INCOME	176,729

EXPENSES
Investment advisory fees	393,564
Distribution (12b-1) fees:
Class A	444
Financial administration/fund accounting fees	83,651
Registration fees	56,750
Legal administration/management services fees	48,806
Legal fees	28,460
Shareholder service fees	23,772
Compliance officer fees	22,134
Audit fees	20,163
Trustees fees and expenses	15,803
Transfer agent fees	14,136
Printing and postage expenses	5,896
Custodian fees	4,380
Custody overdraft fees	2,191
Insurance expense	1,825
Other expenses	3,181
TOTAL EXPENSES	725,156

Less: Fees waived by the adviser	(213,003)
NET EXPENSES	512,153

NET INVESTMENT LOSS	(335,424)

REALIZED AND UNREALIZED GAIN(LOSS) FROM INVESTMENTS
Net realized gain from:
Investments	10,435,397
Net change in unrealized appreciation (depreciation) on:
Investments	(2,181,540)

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	8,253,857

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,918,433

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
FROM OPERATIONS
Net investment loss	$(335,424)	$(270,996)
Net realized gain from investments	10,435,397	6,963,552
Net change in unrealized appreciation (depreciation) on investments	(2,181,540)	10,108,959
Net increase in net assets resulting from operations	7,918,433	16,801,515

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(24,632)	(14,522)
Class I	(4,720,412)	(1,457,493)
Class R	(2,721,885)	(2,175,170)
Net decrease in net assets from distributions to shareholders	(7,466,929)	(3,647,185)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	69,926	12,613
Class I	1,176,266	553,616
Class R	3,587,552	4,333,560
Net asset value of shares issued in reinvestment of distributions:
Class A	24,288	14,522
Class I	2,041,037	1,042,197
Class R	1,657,025	767,020
Payments for shares redeemed:
Class A	(53,085)	(51,783)
Class I	(2,871,470)	(3,808,145)
Class R	(7,646,528)	(3,771,203)
Net decrease in net assets from shares of beneficial interest	(2,014,989)	(907,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,563,485)	12,246,727

NET ASSETS
Beginning of Year	51,007,038	38,760,311
End of Year	$49,443,553	$51,007,038

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Year Ended	Year Ended
	September 30, 2025	September 30, 2024
SHARE ACTIVITY
Class A:
Shares Sold	3,281	698
Shares Reinvested	1,172	873
Shares Redeemed	(2,381)	(2,526)
Net increase (decrease) in shares of beneficial interest outstanding	2,072	(955)

Class I:
Shares Sold	58,749	26,826
Shares Reinvested	91,980	59,216
Shares Redeemed	(131,186)	(200,174)
Net Increase (decrease) in shares of beneficial interest outstanding	19,543	(114,132)

Class R:
Shares Sold	157,478	218,003
Shares Reinvested	72,965	42,850
Shares Redeemed	(372,685)	(186,721)
Net increase (decrease) in shares of beneficial interest outstanding	(142,242)	74,132

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class A
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$21.59	$16.29	$13.14	$22.62	$20.73
Income (loss) from investment operations:
Net investment loss (1)	(0.23)	(0.20)	(0.16)	(0.17)	(0.23)
Net realized and unrealized gain (loss) on investments	3.85	7.20	3.53	(5.29)	4.90
Total from investment operations	3.62	7.00	3.37	(5.46)	4.67
Less distributions from:
Net realized gains	(3.40)	(1.70)	(0.22)	(4.02)	(2.78)
Total distributions	(3.40)	(1.70)	(0.22)	(4.02)	(2.78)
Net asset value, end of year	$21.81	$21.59	$16.29	$13.14	$22.62
Total return (2)	17.59%	46.09%	25.98%	(29.72)%	23.97%
Net assets, at end of year (000s)	$201	$154	$132	$173	$222
Ratio of gross expenses to average net assets (3)(4)(6)	1.73%	1.72%	1.73%	1.61%	1.59%
Ratio of net expenses to average net assets (4)(6)	1.50%	1.51%	1.51%	1.51%	1.51%
Ratio of net investment loss to average net assets (4)(5)(6)	(1.14)%	(1.07)%	(1.06)%	(1.04)%	(1.13)%
Portfolio Turnover Rate	90%	74%	73%	78%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratios would have been:

	September 30,	September 30,	September 30,	September 30,	September 30,
	2025(a)	2024	2023	2022	2021
Gross expenses to average net assets	1.73%	1.71%	1.72%	1.60%	1.58%
Net expenses to average net assets	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment loss to average net assets	(1.14)%	(1.06)%	(1.05)%	(1.03)%	(1.12)%

(a)	interest expense is less than 0.01%

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$22.89	$17.14	$13.79	$23.49	$21.38
Income (loss) from investment operations:
Net investment loss (1)	(0.20)	(0.16)	(0.13)	(0.14)	(0.20)
Net realized and unrealized gain (loss) on investments	4.11	7.61	3.70	(5.54)	5.09
Total from investment operations	3.91	7.45	3.57	(5.68)	4.89
Less distributions from:
Net realized gains	(3.40)	(1.70)	(0.22)	(4.02)	(2.78)
Total distributions	(3.40)	(1.70)	(0.22)	(4.02)	(2.78)
Net asset value, end of year	$23.40	$22.89	$17.14	$13.79	$23.49
Total return (2)	17.89%	46.46%	26.21%	(29.52)%	24.30%
Net assets, at end of year (000s)	$19,661	$18,784	$16,023	$29,248	$56,561
Ratio of gross expenses to average net assets (3)(4)(6)	1.48%	1.47%	1.48%	1.36%	1.34%
Ratio of net expenses to average net assets (4)(6)	1.25%	1.26%	1.26%	1.26%	1.26%
Ratio of net investment loss to average net assets (4)(5)(6)	(0.89)%	(0.82)%	(0.81)%	(0.79)%	(0.88)%
Portfolio Turnover Rate	90%	74%	73%	78%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratios would have been:

	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Gross expenses to average net assets	1.47%	1.46%	1.47%	1.35%	1.33%
Net expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Net investment loss to average net assets	(0.89)%	(0.81)%	(0.80)%	(0.78)%	(0.87)%

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year Presented

	Class R
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	September 30,	September 30,	September 30,	September 30,	September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of year	$23.35	$17.40	$13.94	$23.63	$21.43
Income (loss) from investment operations:
Net investment loss (1)	(0.13)	(0.10)	(0.07)	(0.08)	(0.12)
Net realized and unrealized gain (loss) on investments	4.20	7.75	3.75	(5.59)	5.10
Total from investment operations	4.07	7.65	3.68	(5.67)	4.98
Less distributions from:
Net realized gains	(3.40)	(1.70)	(0.22)	(4.02)	(2.78)
Total distributions	(3.40)	(1.70)	(0.22)	(4.02)	(2.78)
Net asset value, end of year	$24.02	$23.35	$17.40	$13.94	$23.63
Total return (2)	18.26%	46.95%	26.72%	(29.27)%	24.70%
Net assets, at end of year (000s)	$29,582	$32,068	$22,605	$10,445	$13,599
Ratio of gross expenses to average net assets (3)(4)(6)	1.47%	1.12%	1.13%	1.02%	0.99%
Ratio of net expenses to average net assets (4)(6)	0.90%	0.91%	0.91%	0.91%	0.91%
Ratio of net investment loss to average net assets (4)(5)(6)	(0.55)%	(0.47)%	(0.46)%	(0.42)%	(0.53)%
Portfolio Turnover Rate	90%	74%	73%	78%	72%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of sales charges. Had the adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Excluding interest expense, the following ratios would have been:

	September 30,		September 30,	September 30,	September 30,	September 30,
	2025		2024	2023	2022	2021
Gross expenses to average net assets	1.47	% (a)	1.11%	1.12%	1.01%	0.98%
Net expenses to average net assets	0.90	% (a)	0.90%	0.90%	0.90%	0.90%
Net investment loss to average net assets	(0.54)%		(0.46)%	(0.45)%	(0.41)%	(0.52)%

(a)	interest expense is less than 0.01%

See accompanying notes to financial statements.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS
September 30, 2025

(1)	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of thirty-four series. These financial statements pertain to the following series: JAG Large Cap Growth Fund (the “Fund”). The Fund is a separate diversified series of the Trust. JAG Capital Management LLC (the “Adviser”), acts as investment adviser to the Fund.

The Fund currently offers three classes of shares: Class A, Class I and Class R shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Class A and Class I shares commenced operations on December 22, 2011. Class R shares commenced operations on February 3, 2020. The Fund’s investment objective is capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies, including FASB Accounting Standards Update (“ASU”) 2013-08.

a)       Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Trust. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights

b)       Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board. The Board has designated the Adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the Procedures.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of September 30, 2025, for the Fund’s assets and liabilities measured at fair value:

Assets

Security
Classifications (a)	Level 1	Level 2	Level 3	Totals
Common Stocks	$48,941,337	$—	$—	$48,941,337
Short-Term Investment	535,580	—	—	535,580
Total	$49,476,917	$—	$—	$49,476,917

(a)	As of and during the year ended ended September 30, 2025, the Fund held no securities that were considered to be “Level 3” securities. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

c)       Federal Income Taxes – The Fund has qualified and intends to continue to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended. By complying with the requirements applicable to RICs and annually distributing substantially all net investment company taxable income and net realized capital gains, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Trust’s officers have reviewed the Fund’s tax positions and have concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the current tax year or on returns filed in previous tax years which are still open to examination

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

by all major tax authorities (generally, federal returns are open to examination by the Internal Revenue Service for a period of three years from date of filing) The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the fiscal year, the Fund did not incur any interest or penalties. The Fund typically intends to annually distribute sufficient net investment company taxable income and net realized capital gains if any, so that it will not be subject to the excise tax on undistributed income of RICs. If the required amount of net investment income or gains is not distributed annually, the Fund could incur a tax expense.

d)       Distribution to Shareholders – Distributions of net investment income and capital gains to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date and distributed on an annual basis.

e)       Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

f)       Other – Investment and shareholder transactions are recorded on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on debt securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

g)       Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)       Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

i)       Sales Charges (loads) – A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the year ended September 30, 2025, there were $350 in CDSC fees paid.

j)       Cash and cash equivalents – The Fund considers its investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing savings account to be cash. The Fund maintains cash balances, which, at times, may exceed federally insured limits. The Fund maintains these balances with a high quality financial institution.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

(2)	INVESTMENT TRANSACTIONS

For the year ended September 30, 2025, aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$43,764,871	$53,444,913

(3)	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

JAG Capital Management LLC acts as investment adviser to the Fund pursuant to the terms of an advisory agreement (the “Advisory Agreement”) with the Trust on behalf of the Fund. Under the terms of the Advisory Agreement, the Adviser directs the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Adviser provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment advisory services, the Fund pays to the Adviser, as of the last day of each month, an annualized fee equal to 0.80% of average net assets, such fee to be computed daily based upon daily net assets of the Fund. For the year ended September 30, 2025, the investment advisory fees of $393,564 were incurred by the Fund, before the waiver and reimbursement described below.

The Adviser and the Trust, with respect to the Fund, have entered into an expense limitation agreement under which the Adviser has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing and liquidity costs such as interest and dividends on securities sold short; taxes; underlying/acquired fund expenses; and extraordinary expenses) at 1.50%, 1.25% and 0.90% for Classes A, I and R, respectively, of the Fund’s average daily net assets through January 31, 2026 (the “Expense Limitation Agreement”). Each waiver or reimbursement by the Adviser is subject to recoupment within three years after the fees have been waived or reimbursed, if such recoupment may be achieved without exceeding the lesser of the expense limitation in place at the time of waiver or reimbursement and the expense limitation in effect at that time.

For the year ended September 30, 2025, the Adviser waived advisory fees in the amount of $213,003. As of September 30, 2025, the Adviser may recapture $167,676 before September 30, 2026, $186,983 before September 30, 2027, and $213,003 before September 30, 2028, subject to the terms of the Expense Limitation Agreement.

Pursuant to the Management Services Agreement between the Trust and MFund Services LLC (“MFund”), an affiliate of the Adviser, MFund provides the Fund with various management and legal administrative services. For these services, the Funds pays MFund an annual asset-based fee in accordance with the following schedule applied at the Fund family level (i.e., all the Fund in the Trust advised by the Adviser): 0.10% of net assets up to $50 million; 0.07% of net assets from $50 million to $100 million; 0.05% of net assets from $100 million to $250 million; 0.04% of net assets from $250 million to $500 million; 0.03% of net assets from $500 million to $1 billion; 0.02% of net assets from $1 billion to $5 billion; and 0.01% of assets from $5 billion and above. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Management Services Agreement. The amounts due to MFund under the Management Services Agreement are listed in the Statement of Assets and Liabilities under “Payable to related parties” and the amounts accrued for the year are shown in the Statement of Operations under “Legal administration/management services fees.”

Pursuant to the Compliance Services Agreement between the Trust and MFund, MFund provides chief compliance officer services to the Funds. For these services, the Fund pays MFund $1,200 per month for the first fund in the fund family and $400 each additional fund; $400 for each adviser and sub-adviser; and .0025% of the assets of each Fund. In addition, the Fund reimburses MFund for any reasonable out-of-pocket expenses incurred in the performance of its duties under the Compliance Services Agreement. The amounts due to MFund under the Compliance Services Agreement are listed in the Statement of Assets and Liabilities under “Compliance Officer fees payable” and the amounts accrued for the year, if any, are shown in the Statement of Operations under “Compliance Officer fees.”

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

A Trustee is the controlling member of MFund and of AlphaCentric Advisors LLC and Catalyst Capital Advisors LLC (investment advisers to other series of the Trust) and is not paid any fees directly by the Trust for serving in such capacities. Trustees who are not “interested persons” as that term is defined in the 1940 Act, are paid a quarterly retainer and receive compensation for each special Board meeting and Risk and Compliance Committee meeting attended. The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the funds of the Trust to which the meeting relates. The Lead Independent Trustee of the Trust and the Chairmen of the Trust’s Audit Committee and Risk and Compliance Committee receive an additional quarterly retainer. The “interested persons” of the Trust receive no compensation from the Fund. The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

Northern Lights Distributors, LLC, (“Distributor”) serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an Underwriting Agreement with the Trust. For the year ended September 30, 2025, the Distributor received $424 in underwriter commissions from the sale of Class A shares and Class R shares of the Fund.

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from the Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

Blu Giant, LLC (“Blu Giant”), an affiliate of the Distributor and UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

Certain Officers of the Trust are also employees of UFS, and are not paid any fees directly by the Fund for serving in such capacity.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class R shares that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and Class R shares, based on average daily net assets of each class. Class A shares and Class R shares are currently paying 0.25% and 0.00% per annum of 12b-1 fees, respectively. The Trust has not adopted a plan for Class I. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse the Distributor and the Adviser for distribution related expenses.

(4)       TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $34,128,124 for the Fund and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$15,662,514
Unrealized depreciation:	(313,721)
Net unrealized appreciation:	$15,348,793

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

The tax character of fund distributions paid for the year ended September 30, 2025 and September 30, 2024 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	September 30, 2025	September 30, 2024
Ordinary Income	$1,161,870	$17,150
Long-Term Capital Gain	6,305,059	3,630,035
Return of Capital	—	—
	$7,466,929	$3,647,185

As of September 30, 2025, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	/(Accumulated Deficit)
$—	$8,161,127	$(242,519)	$—	$—	$15,348,793	$23,267,401

The difference between book basis and tax basis accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $242,519.

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and the tax treatment of earnings and profits on the redemption of shares for the fiscal year ended September 30, 2025, as follows:

Paid in	Distributable
Capital	Earnings
$711,108	$(711,108)

(5)	BENEFICIAL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, the shareholders listed below held more than 25% of the Fund and may be deemed to control the Fund.

Owner
National Financial Services LLC (1)	34%
Pershing LLC (1)	40%

(1)	These owners are comprised of multiple investors and accounts.

JAG Large Cap Growth Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
September 30, 2025

(6)	SECTOR EXPOSURE RISK

Sector exposure risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

(7)	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

(8)	SUBSEQUENT EVENTS

Subsequent events occurring after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of JAG Large Cap Growth Fund

and Board of Trustees of Mutual Fund Series Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of JAG Large Cap Growth Fund (the “Fund”), a series of Mutual Fund Series Trust, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2018.

COHEN & COMPANY, LTD.

Greenwood Village, Colorado

November 21, 2025

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

JAG Large Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited)
September 30, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Approval of the Renewal of the Advisory Agreement between the Trust and JAG Capital Management LLC with respect to JAG Large Cap Growth Fund

At a meeting held on February 25, 2025, the Board of Trustees (the “Board”) of Mutual Fund Series Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, each an “Independent Trustee” and collectively the “Independent Trustees”) discussed the renewal of the advisory agreement (the “JAG Agreement”) between the Trust and JAG Capital Management LLC (“JAG”), with respect to JAG Large Cap Growth Fund (the “Fund”).

The Board examined JAG’s responses to a series of questions regarding, among other things, its advisory services provided to the Fund, comparative fee and expense information, and profitability from managing the Fund. The Board was assisted by legal counsel throughout the review process and relied upon the advice of legal counsel and its own business judgment in determining the material factors to be considered in evaluating the JAG Agreement and the weight to be given to each factor considered.

The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to renewal of the JAG Agreement.

Nature, Extent and Quality of Services. The Board noted that there were no changes to the key personnel who serviced the Fund. The Board discussed that JAG primarily used a bottom-up quantitatively driven approach to purchasing securities, with a focus on growth characteristics and fundamental strength. The Board noted that the Fund’s strategy was focused on a long-term investment philosophy and that investment restrictions were reviewed before trades were placed to ensure compliance with Fund and Trust investment limitations. The Board commented that there were no material data incidents, no litigation, and no compliance issues since the last renewal of the JAG Agreement. The Board concluded that the services provided by JAG were satisfactory and in line with its expectations.

Performance. The Board acknowledged that the Fund outperformed the peer group average and Large Cap Morningstar category for all time periods. The Board added that the Fund outperformed the benchmark index for the 1- year period but slightly underperformed in each of the 3-,5-, and 10-year periods. The Board noted that the Class R shares for the Fund were five-star rated by Morningstar and Class I shares were three-star rated, with the discrepancy likely related to the length of time the different share classes had been available. The Board agreed that the Fund had performed well.

Fees and Expenses. The Board observed that JAG operated the Fund with an advisory fee of 0.80% which was slightly above the peer group and Morningstar category median and average but within the ranges of each. The Board acknowledged that when taking the fee waiver into account, the advisory fee was below the median and average for both the peer group and Morningstar category. The Board reviewed that the net expense ratio of 1.26% was above the median and average for the peer group and Morningstar Category but well below the highs for each. The Board concluded that the advisory fee for the Fund was not unreasonable.

JAG Large Cap Growth Fund
ADDITIONAL INFORMATION (Unaudited) (Continued)
September 30, 2025

Profitability. The Board recognized that JAG advised the Fund at a loss and therefore excess profitability was not a concern at this time.

Economies of Scale. The Board considered whether JAG benefited from economies of scale. The Board agreed that given the current level of assets in the Fund, it was unlikely that JAG experienced any meaningful benefits from economies of scale at this time but that it would review the issue as the Fund continued to grow.

Conclusion. Having requested and received such information from JAG as the Board believed to be reasonably necessary to evaluate the terms of the JAG Agreement, and as assisted by the advice of counsel, the Board concluded that renewal of the JAG Agreement was in the best interests of the Fund and its shareholders.

Fund Proxy Voting Policies, Procedures and Summaries

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-552-4596; and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 12/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Schoonover
Michael Schoonover
Principal Executive Officer
Date: 12/4/2025

By	/s/ Erik Naviloff
Erik Naviloff
Principal Financial Officer
Date: 12/4/2025